Goodwill and Intangible Assets - Schedule of Estimated Annual Amortization Expense (Details) - USD ($) $ in Thousands	Apr. 30, 2026	Apr. 30, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
2027	$ 18,363
2028	11,134
2029	10,331
2030	5,438
2031	474
Thereafter	118
Total Intangible assets	$ 45,858	$ 70,193